Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	414,300.00
Total Offset Amount	271,808.36
Net Fee	$ 142,491.64
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A